Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost - USD ($)	6 Months Ended		12 Months Ended		18 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	Nov. 30, 2020	Jun. 01, 2019
Lease, Cost [Abstract]
Lease liability	$ 1,265,642		$ 1,473,051	$ 2,675,310	$ 1,265,642	$ 2,675,310
Less: current portion	(176,275)		(336,900)	0	(176,275)
Lease liability, non-current	1,089,367		1,136,151	0	1,089,367
Amount amortized	$ (207,409)	$ (992,296)	$ (1,202,259)	$ 0	$ (1,409,668)